Loss of Control of Canmart Ltd - Schdule of Carrying Amounts of Assets and Liabilities (Details) - Canmart Ltd [Member]	Dec. 31, 2025 USD ($)
Schdule of Carrying Amounts of Assets and Liabilities [Line Items]
Cash	$ 174
Accounts receivable (note 7)	78,737
Prepayments	62,461
Loan receivables (note 13)	592,713
Property, plant and equipment, net (note 10)	3,067
Intangible licenses (note 12)	17,009
Total assets	754,161
Trade and other payables	766,986
Total liabilities	766,986
Net liabilities	$ (12,825)